SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Offering costs charged to temporary equity		$ 5,983,403
Offering costs		6,224,714
Offering costs expensed on the Statement of Operations		241,311
Unrecognized tax benefits	$ 0	0
Accrued for interest and penalties	$ 0	$ 0
Effective tax rate (as a percent)	0.00%	0.00%
Federal depository insurance coverage		$ 250,000
Gross proceeds		287,500,000
Proceeds allocated to Public Warrants		(10,733,333)
Issuance costs allocated to Class A common stock		(5,983,403)
Remeasurement adjustment on redeemable common stock		16,716,736
Class A common stock subject to possible redemption		$ 287,500,000
Number of shares for exercise of warrants		14,749,999
Class A Common Stock Subject to Redemption
Class A common stock subject to possible redemption		$ 287,500,000